Plan termination	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Employee Benefit Plan, Plan Termination [Line Items]
Plan termination

Note 4 - Plan termination:

The Company intends to continue the Plan indefinitely, but reserves the right to terminate it at any time, subject to the provisions of ERISA. Upon termination of the Plan or upon complete discontinuance of contributions, all participants will become fully vested in their account balances under the Plan.